Goodwill and Other Intangibles - Changes in the Carrying Amount of Goodwill (Detail) $ in Millions	3 Months Ended
Mar. 31, 2018 USD ($)
Goodwill [Line Items]
Balance at beginning	$ 2,472 [1]
Foreign currency translation and other	(3)
Balance at ending	2,469
Agricultural Equipment [Member]
Goodwill [Line Items]
Balance at beginning	1,654
Foreign currency translation and other	(2)
Balance at ending	1,652
Construction Equipment [Member]
Goodwill [Line Items]
Balance at beginning	593
Foreign currency translation and other	(2)
Balance at ending	591
Commercial Vehicles [Member]
Goodwill [Line Items]
Balance at beginning	64
Foreign currency translation and other	2
Balance at ending	66
Powertrain [Member]
Goodwill [Line Items]
Balance at beginning	5
Balance at ending	5
Financial Services Segment [Member]
Goodwill [Line Items]
Balance at beginning	156
Foreign currency translation and other	(1)
Balance at ending	$ 155

[1]	2017 figures have been recast following the retrospective adoption, on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).